Summary of Material Accounting Policies - Expected useful lives of PP&E (Details)	12 Months Ended
Dec. 31, 2024
Oil sands upgraders, extraction plants and mine facilities | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	10 years
Oil sands upgraders, extraction plants and mine facilities | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Oil sands mine equipment | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	5 years
Oil sands mine equipment | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	15 years
Oil sands in situ processing facilities | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	30 years
Oil sands in situ processing facilities | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Power generation and utility plants | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	20 years
Power generation and utility plants | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Refineries and other processing plants | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	20 years
Refineries and other processing plants | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Marketing and other distribution assets | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	10 years
Marketing and other distribution assets | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	40 years
Inspection, overhaul and turnaround activities | Minimum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	2 years
Inspection, overhaul and turnaround activities | Maximum
Property, Plant and Equipment
Property, Plant and Equipment, Expected Useful Life	5 years